Annual Total Returns[BarChart] - NVIT American Funds Growth-Income Fund - Class II Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.24%)	17.06%	32.97%	10.23%	1.09%	11.09%	21.93%	(2.18%)	25.67%	13.08%